Details of Significant Accounts - Summary of Intangible Assets (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	$ 8,637		$ 13,313
Additions	3,537		5,706
Transfers (Note)			227
Amortization charges	8,144	$ 266	10,570
Net exchange differences			39
Intangible assets, ending balance	4,030	131	8,637
Amortization charges	(8,144)	(266)	(10,570)
Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	72,636		66,828
Intangible assets, ending balance	76,438	2,494	72,636
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	(63,999)		53,515
Intangible assets, ending balance	(72,318)	(2,363)	(63,999)
Professional Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	2,799		7,940
Amortization charges	2,799		5,102
Net exchange differences			39
Intangible assets, ending balance			2,799
Amortization charges	(2,799)		(5,102)
Professional Technology | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	49,114		49,239
Intangible assets, ending balance	49,290	1,610	49,114
Professional Technology | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	(46,315)		41,299
Intangible assets, ending balance	(49,290)	(1,610)	(46,315)
Computer Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	5,838		5,373
Additions	3,537		5,706
Transfers (Note)			227
Amortization charges	5,345		5,468
Intangible assets, ending balance	4,030	131	5,838
Amortization charges	(5,345)		(5,468)
Computer Software | Gross Carrying Amount
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	23,522		17,589
Intangible assets, ending balance	27,058	884	23,522
Computer Software | Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Intangible assets, beginning balance	(17,684)		12,216
Intangible assets, ending balance	$ (23,028)	$ (753)	$ (17,684)